Guarantor and Non-Guarantor Financial Information - Condensed Supplemental Consolidating Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net loss	$ 15.5	$ (177.8)	$ (171.8)	$ (26.9)	$ (13.9)	$ 2.6	$ (19.5)	$ (33.6)	$ (361.0)	$ (64.4)	$ (279.5)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									12.3	(34.5)	32.2
Adoption of ASU 2018-02 reclassification to retained earnings									0.0	(1.1)	0.0
Pension and postretirement adjustment									0.8	0.0	7.6
Other comprehensive income (loss)									13.1	(35.6)	39.8
Equity in other comprehensive income (loss) of subsidiaries									0.0	0.0	0.0
Comprehensive loss									(347.9)	(100.0)	(239.7)
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net loss									43.3	(266.6)	(434.2)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0.0	0.0	0.0
Adoption of ASU 2018-02 reclassification to retained earnings										0.0
Pension and postretirement adjustment									0.0		0.0
Other comprehensive income (loss)									0.0	0.0	0.0
Equity in other comprehensive income (loss) of subsidiaries									(25.4)	70.1	(72.0)
Comprehensive loss									17.9	(196.5)	(506.2)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net loss									(361.0)	(64.4)	(19.6)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0.0	0.0	0.0
Adoption of ASU 2018-02 reclassification to retained earnings										0.0
Pension and postretirement adjustment									0.0		0.0
Other comprehensive income (loss)									0.0	0.0	0.0
Equity in other comprehensive income (loss) of subsidiaries									13.1	(35.6)	39.8
Comprehensive loss									(347.9)	(100.0)	20.2
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net loss									(53.3)	247.1	141.1
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									0.0	0.0	0.0
Adoption of ASU 2018-02 reclassification to retained earnings										(1.1)
Pension and postretirement adjustment									0.8		7.6
Other comprehensive income (loss)									0.8	(1.1)	7.6
Equity in other comprehensive income (loss) of subsidiaries									12.3	(34.5)	32.2
Comprehensive loss									(40.2)	211.5	180.9
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net loss									10.0	19.5	33.2
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									12.3	(34.5)	32.2
Adoption of ASU 2018-02 reclassification to retained earnings										0.0
Pension and postretirement adjustment									0.0		0.0
Other comprehensive income (loss)									12.3	(34.5)	32.2
Equity in other comprehensive income (loss) of subsidiaries									0.0	0.0	0.0
Comprehensive loss									$ 22.3	$ (15.0)	$ 65.4